PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	12/31/2019	12/31/2018
Current
Civil	1,030,288	884,044
Labor	1,200	45,611
Tax	—	1,709
	1,031,488	931,364
Non-current
Civil	22,104,427	21,327,263
Labor	1,774,298	1,522,207
Tax	336,213	346,825
	24,214,938	23,196,295
	25,246,426	24,127,659

Schedule of provisions during the year

Balance on December 31, 2018	24,127,659
Establishment of provisions	2,630,645
Reversal of provisions	(888,050)
Monetary correction	1,204,640
Retirements	(35,837)
Payments	(1,792,631)
Balance on December 31, 2019	25,246,426

Compulsory Loan
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2019	12/31/2018
Principal	6,128,374	6,372,806
Compensatory interest	1,714,617	1,741,409
Default interest	9,718,620	9,827,697
	17,561,611	17,941,912

Provision for litigation
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2019	12/31/2018
Civil	31,817,331	18,591,346
Labor	5,900,822	5,145,030
Tax	12,131,337	11,339,924
	49,849,489	35,076,300